Annual Total Returns- Vanguard Intermediate-Term Treasury Index Fund (Admiral) [BarChart] - Admiral - Vanguard Intermediate-Term Treasury Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.66%	2.63%	(2.74%)	4.22%	1.65%	1.10%	1.63%	1.30%	6.26%	7.65%